Discontinued Operations - Discontinued Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Revenues		$ 2,245
Income (loss)	$ (2)	$ 1,687
Earnings per share/unit - diluted		$ 0.01